BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Schedule of shares outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exchangeable Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	172,203,342	172,180,417
Share issuance (in shares)	27,064	38,996
Share exchanges (in shares)	(12,308)	(16,071)
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	172,218,098	172,203,342
Class B
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	165	165
Share issuance (in shares)	0	0
Share exchanges (in shares)	0	0
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	165	165
Exchangeable and Class B Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 6,163	$ 7,430
Share issuance	1	1
Share exchanges	0	(1)
Remeasurement of liability	(1,800)	(1,267)
Ending balance	$ 4,364	$ 6,163